JENNIFER M. GOODMAN 312-609-7616 jgoodman@vedderprice.com

September 20, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Preliminary Proxy Materials for
Nuveen California Dividend Advantage Municipal Fund 2 (the “Registrant”)

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is a preliminary proxy statement and form of proxy for the Annual Meeting of Shareholders to be held November 19, 2013. Accordingly, it is intended that definitive proxy materials will be sent on or about October 3, 2013. Please call the undersigned at (312) 609-7732 with any questions or comments regarding this filing.

Sincerely,

/s/ Jennifer M. Goodman